Restricted Net Assets - Additional Information (Detail) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Dec. 31, 2011 CNY
Restricted Cash and Cash Equivalents Items [Line Items]
Net assets restricted with respect to transferring to the company	$ 282,081	1,772,820	1,218,289